As filed with the Securities and Exchange Commission on November 20, 2012

1933 Act File No. 333-180314

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☒

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices:)

(800) 544-8347

(Area Code and Telephone Number)

Michelle A. Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This post-effective amendment no.             is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-180314), filed with the Commission on November 20, 2012 (the “Registration Statement”). Parts A and B are incorporated herein by reference to the definitive proxy statement/prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on December             , 2012.

As filed with the Securities and Exchange Commission on November 20, 2012

1933 Act File No. 033-11905

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☐ Post-Effective Amendment No.

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices)

(800) 544-8347

(Area Code and Telephone Number)

Michelle A. Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of beneficial interest, without par value, of the Huntington VA Dividend Capture Fund, a series of the Huntington Funds.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended. It is proposed that this filing will become effective on December 20, 2012 pursuant to Rule 488 under the Securities Act of 1933.

1

Acquisition of Assets and Liabilities of

HUNTINGTON VA MACRO 100 FUND

a series of

The Huntington Funds

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 253-0412

By and in Exchange for Shares of

HUNTINGTON VA DIVIDEND CAPTURE FUND

Also a series of

The Huntington Funds

PROSPECTUS/INFORMATION STATEMENT

Dated December 20, 2012

This document is a prospectus/information statement (“Prospectus/Information Statement”). This Prospectus/Information Statement is being furnished to shareholders of the Huntington VA Macro 100 Fund (“Huntington VA Macro 100” or “Acquired Fund”), a series of the Huntington Funds (the “Trust”), in connection with the approval by the Board of Trustees of the Trust (collectively, the “Board” or the “Trustees”) of an Agreement and Plan of Reorganization relating to Huntington VA Macro 100.

You are receiving this Prospectus/Information Statement because, although you are not directly a shareholder of Huntington VA Macro 100, you are the owner of a variable life insurance or annuity contract (a “Contract”) issued by an insurance company and some or all of your contract value is invested, as provided by your contract, in Huntington VA Macro 100. For simplicity, the term “shareholder” refers to you. The term “shares” refers generally to your shares of beneficial interest in Huntington VA Macro 100. This Prospectus/Information Statement is being mailed or given to shareholders starting on or about December 20, 2012.

The Trust is organized as a Delaware statutory trust, and is not required to hold an annual meeting of its shareholders.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The Board has fixed the close of business on November 20, 2012 as the record date for determination of shareholders entitled to receive this Prospectus/Information Statement (“Record Date”). As of the Record Date, the number of shares outstanding for Huntington VA Macro 100 was                 shares.

GENERAL

The Board has approved an Agreement and Plan of Reorganization (the “Reorganization Plan” or the “Plan”), a copy of which is attached as Exhibit A to this Prospectus/Information Statement, providing for the transfer of all of the assets of Huntington VA Macro 100 to the Huntington VA Dividend Capture Fund (“Huntington VA Dividend Capture” or “Acquiring Fund”), a series of the Trust (such actions taken in accordance with the Reorganization Plan being the “Reorganization”). The transfer will involve (a) an exchange of your shares of Huntington VA Macro 100 for shares of Huntington VA Dividend Capture, which would be distributed pro rata by Huntington VA Macro 100 to the holders of its shares in complete liquidation of Huntington VA Macro 100, and (b) the assumption by Huntington VA Dividend Capture of all of the liabilities of Huntington VA Macro 100. The total value of your investment will not change as a result of the Reorganization. Immediately after the Reorganization, you will hold the number of full or fractional shares of Huntington VA Dividend Capture which have an aggregate net asset value equal to the aggregate net asset value of the shares of Huntington VA Macro 100 you held immediately before the Reorganization.

Huntington VA Macro 100 and Huntington VA Dividend Capture (each, a “Fund,” and together, the “Funds”) are each a separate, diversified series of the Trust. The primary investment objectives of the Huntington VA Macro 100 and Huntington VA Dividend Capture are substantially similar, as follows:

Portfolio	Investment Objective
Huntington VA Macro 100	Seek total return which consists of capital appreciation and income.
Huntington VA Dividend Capture	See total return on investment, with dividend income as an important component of that return.

This Prospectus/Information Statement explains concisely the information about Huntington VA Dividend Capture that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Huntington VA Macro 100:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington VA Macro 100, dated April 30, 2012, as supplemented

Statement of Additional Information of the Trust relating to Huntington VA Macro 100, dated April 30, 2012, as supplemented

Semi-Annual Report of the Trust relating to Huntington VA Macro 100 Fund, for the period ended June 30, 2012

Annual Report of the Trust relating to Huntington VA Macro 100 for the year ended December 31, 2011

Copies are available upon request and without charge if you:

•      Visit www.huntingtonfunds.com on the internet; or

•      Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•      Call (800) 253-0412 toll-free.

Information about Huntington VA Dividend Capture:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington VA Dividend Capture, dated April 30, 2012, as supplemented

Statement of Additional Information of the Trust relating to Huntington VA Dividend Capture, dated April 30, 2012, as supplemented

Semi-Annual Report of the Trust relating to Huntington VA Dividend Capture, for the period ended June 30, 2012

Annual Report of the Trust relating to Huntington VA Dividend Capture for the year ended December 31, 2011

Copies are available upon request and without charge if you:

•      Visit www.huntingtonfunds.com on the internet; or

•      Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•      Call (800) 253-0412 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated November 13, 2012, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or • Call (800) 253-0412 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information contained in the Prospectuses of Huntington VA Macro 100 and Huntington VA Dividend Capture, each dated April 30, 2012 (SEC File No. 811-5010) are incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated December 10, 2012, relating to this Prospectus/Information Statement and the Reorganization, which includes the Annual Reports of the Trust relating to Huntington VA Macro 100 and Huntington VA Dividend Capture for the year ended December 31, 2011 (SEC File No. 811-5010), the Semiannual Reports of the Trust relating to Huntington VA Dividend Capture and Huntington VA Macro 100 for the six month period ended June 30, 2012 (SEC File No. 811-5010), and pro forma financial information of the Trust relating to Huntington VA Dividend Capture for the twelve month period ended June 30, 2012, are each incorporated by reference into this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Huntington VA Dividend Capture through a Contract:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Information relating to the Funds and the Form of Agreement and Plan of Reorganization which is attached to this Prospectus/Information Statement.

Overview: Reasons for The Reorganization

The Reorganization is designed to merge Huntington VA Macro 100 into Huntington VA Dividend Capture, each a series of the Trust that serves as a funding vehicle for insurance contracts that are offered by                     . Huntington VA Macro 100 and Huntington VA Dividend Capture have substantially similar investment objectives and similar principal investment strategies. Following the Reorganization, Huntington VA Dividend Capture’s total annual operating expenses are expected to be lower than the respective total annual operating expenses of Huntington VA Macro 100 and equal to the Huntington VA Dividend Capture prior to the Reorganization. Huntington VA Dividend Capture outperformed its benchmarks for the one, five, and ten year periods ended December 31, 2011; whereas, Huntington VA Macro 100 underperformed its benchmark for the one and five year and since inception periods. Huntington VA Dividend Capture outperformed the Huntington VA Macro 100 for the three and five year periods ended September 30, 2012. Moreover, following the Reorganization, Huntington VA Dividend Capture may achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets in the surviving Fund. Accordingly, the Board of Trustees believes that the Reorganization is in the best interests of Huntington VA Macro 100.

Impact of the Reorganization on Huntington VA Macro 100 Shareholders

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

•

OPERATING EFFICIENCIES: Upon the reorganization of Huntington VA Macro 100 into Huntington VA Dividend Capture, operating efficiencies may be achieved by Huntington VA Dividend Capture because it is expected to have a greater level of assets than is currently in either of the Funds. As of June 30, 2012, Huntington VA Macro 100 had total net assets of approximately $7,265,703, while Huntington VA Dividend Capture had total net assets of approximately $32,785,921 as of that date.

•

COST CONSIDERATIONS: Following the Reorganization, the total annual operating expenses of Huntington VA Dividend Capture are expected to be lower than the total annual operating expenses of Huntington VA Macro 100 and equal to the VA Dividend Capture prior to the Reorganization. While no assurance can be provided, following the Reorganization, the total annual operating expenses of Huntington VA Dividend Capture may decrease over the long term due to the spreading of fixed costs over a larger pool of assets so that Huntington VA Dividend Capture’s shareholders may in the future benefit from lower expenses achieved through economies of scale.

The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. Huntington VA Dividend Capture will sell its shares on a continuous basis at net asset value only to insurance companies. Each insurance company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in Huntington VA Dividend Capture after the Reorganization. After the Reorganization, your Contract values will depend on the performance of Huntington VA Dividend Capture rather than on that of Huntington VA Macro 100.

The Reorganization will not affect your right to purchase and redeem shares, to change among the insurance company’s separate account options, to annuitize, or to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional shares of Huntington VA Dividend Capture. For more information, see “Purchases and Redemptions,” “Exchanges” and “Dividends and Distributions” below.

Although Huntington VA Macro 100 and Huntington VA Dividend Capture have substantially similar investment objectives and similar principal investment strategies, some of the securities held by Huntington VA Macro 100 may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Huntington VA Dividend Capture. If such sales occur, the transaction costs will be borne by Huntington VA Macro 100. Such costs are ultimately borne by the Fund’s shareholders.

Summary of the Agreement and Plan of Reorganization

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of Huntington VA Macro 100 to Huntington VA Dividend Capture in exchange for shares of Huntington VA Dividend Capture;

•	the assumption by Huntington VA Dividend Capture of all of the liabilities of Huntington VA Macro 100;

•	the liquidation of Huntington VA Macro 100 by distribution of shares of Huntington VA Dividend Capture; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about February 15, 2013.

COMPARISON OF THE HUNTINGTON VA MACRO 100 AND

HUNTINGTON VA DIVIDEND CAPTURE FUNDS

Investment Objectives: Principal Investment Strategies and Risks

The investment objectives of Huntington VA Dividend Capture and Huntington VA Macro 100 are substantially similar, as each Fund seeks a total return on investment. Although the principal investment strategies of the Funds are similar, there are some differences between the Funds. Huntington VA Dividend Capture normally invests at least 65% of its assets in dividend-paying stocks. Huntington VA Dividend Capture may invest in convertible bonds and other securities, such as preferred stock and real estate investment trusts (“REITs”), that contain aspects of both stocks and bonds. Huntington VA Dividend Capture normally invests in mature, middle and large-capitalization U.S. corporations. Huntington VA Dividend Capture will also frequently purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur. Huntington VA Macro 100 normally invests 80% of its assets in equity securities. Huntington VA Macro 100 uses S&P 500 rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. Huntington VA Macro 100 usually holds 100 securities and the Adviser determines the appropriate weightings from time to time.

For detailed information about the principal investment strategies and risks of Huntington VA Dividend Capture, as well as each of its investment limitations and restrictions, see the current Prospectus and Statement of Additional Information for Huntington VA Dividend Capture, which is incorporated herein by reference.

The following summarizes a comparison of the Funds with respect to their principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each respective Fund.

	Huntington VA Macro 100	Huntington VA Dividend Capture
Investment Objective	Seek total return which consists of capital appreciation and income.	Seek total return on investment, with dividend income as an important component of that return.

Principal Investment Strategy	The Advisor normally pursues the Fund’s investment objective by investing at least 80% of its assets in equity securities, applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. The strategy is based upon the quantitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2011, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $95.3 billion and the median market capitalization was approximately $11.2 billion. The smallest company in the S&P 500 had a market capitalization of $1.2 billion and the largest company had a market capitalization of approximately $406.3 billion.

The Fund normally invests at least 65% of its assets in dividend-paying stocks, and the Advisor focuses on those it believes are undervalued or out of favor. The Fund may invest in convertible bonds and other securities, such as preferred stock and real estate investment trusts (“REITs”), that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.

Principal Risks

An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Fund will be positive or that either Fund will meet its investment objective. The following discussion highlights the principal risks associated with investment in each of the Funds. The risks of the Funds are similar because the Funds have substantially similar investment objectives and similar principal investment strategies.

Huntington VA Dividend Capture and Huntington VA Macro 100

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile.

The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested in declines or if overall market and economic conditions deteriorate.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Investment Style Risk. A particular type of investment in which a Fund invests (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Portfolio Turnover Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Huntington VA Macro 100

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Huntington VA Dividend Capture

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee and may incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Fees and Expenses

The Reorganization is expected to result in an overall decrease in annual fund operating expenses. The investment management fee charged by the Advisor for Huntington VA Dividend Capture is the same as the investment management fee charged for Huntington VA Macro 100 and the fee rates to be charged by the various service providers to Huntington VA Dividend Capture are the same or lower than the fee rates charged to Huntington VA Macro 100. More detailed information about the annual fund operating expenses for the each Fund is set forth in the Prospectus.

The following tables show the various sales charges, fees and expenses that you may pay for buying, holding and redeeming shares of each Fund.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Huntington VA Macro 100

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.23%

Huntington VA Dividend Capture

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.99%

Huntington VA Dividend Capture (Pro Forma)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.99%

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Funds’ portfolio turnover rates were 142% and 102% of the average value of the portfolios of Huntington VA Dividend Capture and Huntington VA Macro 100, respectively.

The tables below show examples that are intended to help you compare the cost of investing in the Funds and Huntington VA Dividend Capture Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one-, three-, five- and ten-year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
Huntington VA Macro 100	$125	$390	$676	$1,489
Huntington VA Dividend Capture	$101	$315	$547	$1,213
Huntington VA Dividend Capture (Pro Forma)	$101	$315	$547	$1,213

Performance Records

The following charts show the past performance record of each Fund. Past performance is not an indication of future results. The Funds may also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Huntington VA Macro 100

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q3 2009	16.85%
Worst Quarter	Q4 2008	-21.62%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/11, to those of Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Return Table

(for the period ended December 31, 2011)

	1 Year	5 Years	Since Inception (5/3/04)
VA Macro 100 Fund	-1.33%	-2.49%	1.33%
Standard & Poor’s 500 Index	2.11%	-0.25%	3.77%

Huntington VA Dividend Capture

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2009	23.47%
Worst Quarter	Q1 2009	-17.07%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/11, to those of Standard & Poor’s 500 Index (“S&P 500”), and the Dividend Capture Indices Blend (“DCIB”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a custom, blended index created by the Advisor comprised of the following three indices with their noted respective weightings: S&P 500 Value Index (40%), BofA/Merrill Lynch Fixed Rate Preferred Securities Index (40%) and NAREIT Index (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification.

Average Annual Total Return Table

(for the period ended December 31, 2011)

	1 Year	5 Years	10 Years
VA Dividend Capture Fund	7.07%	0.81%	5.66%
Standard & Poor’s 500 Index	2.11%	-0.25%	2.92%
Dividend Capture Indices Blend	3.11%	-1.93%	4.60%

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for VA Dividend Capture. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about VA Dividend Capture is also contained in management’s discussion of VA Dividend Capture’s performance which appears in the most recent Annual Report of the Trust relating to VA Dividend Capture.

Management of the Funds

Investment Advisor

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington National Bank (“Huntington Bank”), is the investment advisor to the Huntington Funds. As of December 31, 2011, the Advisor had assets under management of $3.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank, 41 South High Street, Columbus, Ohio 43215, is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2011, Huntington Bank had assets of over $54 billion.

As compensation for its investment advisory services, each Fund pays the Advisor management fees of 0.60% of average daily net assets.

Portfolio Managers

Kirk Mentzer, Senior Vice President of the Advisor, has served as Portfolio Manager of Huntington VA Dividend Capture since 2001.

Andrew Hagedorn, Vice President of the Advisor, and Peter Sorrentino, Senior Vice President of the Advisor have served jointly as Portfolio Managers of Huntington VA Macro 100 since 2011.

For more detailed information about the portfolio managers, including each portfolio manager’s principal occupation for the past five years, compensation information and other accounts managed, see the Prospectus and Statement of Additional Information for each Fund.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

At a meeting held on November 8, 2012, the Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by the Advisor. In approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington VA Macro 100 and its shareholders, and that the interests of the shareholders of Huntington VA Macro 100 would not be diluted as a result of effecting the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of Huntington VA Macro 100, including the benefits of Huntington VA Macro 100 joining Huntington VA Dividend Capture.

The Trustees reviewed the historical performance record of each Fund and also noted that the Huntington VA Dividend Capture outperformed the Huntington VA Macro 100 for the three- and five-year periods ended

September 30, 2012. Huntington VA Dividend Capture outperformed its benchmarks for the one-, five-, and ten-year periods ended December 31, 2011; whereas, Huntington VA Macro 100 underperformed its benchmark for the one-, five- and since-inception periods. Upon completion of the Reorganization, Huntington VA Dividend Capture may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2012, Huntington VA Macro 100’s and Huntington VA Dividend Capture’s total assets were approximately $7,266,000 and $32,786,000, respectively. If the Reorganization is completed, Huntington VA Dividend Capture is expected to have total assets of approximately $40,040,000. The Trustees considered the substantially similar investment objectives and relative performance of the Funds. The Trustees also reasoned that the Reorganization would likely result in lower expenses to the Huntington VA Macro 100 shareholders due to Huntington VA Dividend Capture having lower Total Annual Fund Operating Expenses.

In addition, the Trustees considered, among other things:

•	the fact that Huntington VA Macro 100 has lacked the necessary assets to operate cost-effectively;

•

the fact that the Funds have substantially similar investment objectives and similar principal investment strategies and restrictions, and Huntington VA Dividend Capture will be managed by the same Advisor and in accordance with the similar investment strategies and techniques utilized in managing Huntington VA Macro 100 immediately prior to the Reorganization;

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the expense ratios, fees and expenses of Huntington VA Macro 100 and the fact that the anticipated expense ratios, fees and expenses of Huntington VA Dividend Capture will be lower than that of the Huntington VA Macro 100;

•	the investment objective and policies of each Fund;

•	the composition of each Fund’s portfolio;

•	the differences in the risks of each Fund;

•	the fact that Huntington VA Dividend Capture has better performance than Huntington Macro 100 over the three- and five-year periods ended September 30, 2012;

•	the potential benefits to shareholders, including operating efficiencies that may be achieved from the Reorganization;

•	the fact that Huntington VA Dividend Capture will assume all of the liabilities of Huntington VA Macro 100;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Huntington VA Macro 100, including the ability to redeem their shares.

During their consideration of the Reorganization, the Independent Trustees of the Trust discussed with counsel to the Independent Trustees the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Huntington VA Macro 100 and its shareholders. Consequently, they approved the Plan on behalf of the shareholders of Huntington VA Macro 100.

The Trustees of the Trust have also approved the Plan on behalf of Huntington VA Dividend Capture.

Agreement and Plan of Reorganization

Below is a summary of the important terms of the Reorganization Plan. This summary is qualified in its entirety by reference to the Reorganization Plan itself, a form of which is set forth in Exhibit A to this Prospectus/Information Statement, and which we encourage you to read in its entirety.

The Reorganization is expected to take effect on or before February 15, 2013 (the “Closing Date”), although that date may be adjusted in accordance with the Reorganization Plan.

General Information

The Reorganization Plan provides that all of the assets of Huntington VA Macro 100 will be acquired by Huntington VA Dividend Capture in exchange for shares of Huntington VA Dividend Capture and the assumption by Huntington VA Dividend Capture of all of the liabilities of Huntington VA Macro 100 on or about February 15, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”).

On or prior to the Closing Date, Huntington VA Macro 100 will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s Record Holders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the Fund’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Huntington VA Dividend Capture to be received by shareholders of Huntington VA Macro 100 will be determined by multiplying the number of outstanding full and fractional shares of each class of Huntington VA Macro 100 by a factor which shall be computed by dividing the net asset value (“NAV”) per share of Huntington VA Macro 100 by the NAV per share of the corresponding class of shares of Huntington VA Dividend Capture. These computations will take place as of the Valuation Time. The NAV per share of Huntington VA Dividend Capture and Huntington VA Macro 100 will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

Immediately thereafter, Huntington VA Macro 100 will liquidate and distribute the shares received from Huntington VA Dividend Capture to its shareholders. This will be accomplished by opening an account on the books of Huntington VA Dividend Capture in the name of each shareholder of record of Huntington VA Macro 100 and transferring Huntington VA Dividend Capture shares to each such account in complete liquidation of Huntington VA Macro 100. Each account will represent the pro rata number of full and fractional shares of Huntington VA Dividend Capture due to the respective Huntington VA Macro 100 shareholders. All issued and outstanding shares of Huntington VA Macro 100 will be canceled. The shares of Huntington VA Dividend Capture to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Huntington VA Macro 100 will be terminated.

Until the Closing Date, shareholders of Huntington VA Macro 100 will continue to be able to redeem their shares at the NAV per share next determined after receipt by Huntington VA Macro 100’s transfer agent of a redemption request in proper form. After the Reorganization, all of the issued and outstanding shares of Huntington VA Macro 100 will be canceled on the books of Huntington VA Macro 100, and the share transfer books of Huntington VA Macro 100 will be permanently closed. If the Reorganization is consummated, shareholders will be free to redeem the shares of Huntington VA Dividend Capture that they receive in the transaction at their then-current NAV. Shareholders of Huntington VA Macro 100 may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of Huntington VA Dividend Capture in the Reorganization.

Other Provisions

The Reorganization is subject to a number of conditions set forth in the Reorganization Plan. Certain of these conditions may be waived by the Board of Trustees. The significant conditions include receipt by the Board and the Trust of an opinion of counsel as to certain federal income tax aspects of the Reorganization. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees.

In the proposed Reorganization, shareholders of Huntington VA Macro 100 will receive shares of Huntington VA Dividend Capture and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of Huntington VA Macro 100.

Prior to or at the completion of the Reorganization, Huntington VA Macro 100 and Huntington VA Dividend Capture will have each received an opinion from the law firm of Sullivan & Worcester LLP that, while not entirely free from doubt, the reorganization will qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is believed that no gain or loss generally will be recognized by Huntington VA Macro 100 or Huntington VA Dividend Capture or their respective Record Holders. See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganization.

At a meeting held on November 8, 2012, the Board approved the Reorganization Plan, finding that the Reorganization is in the best interests of Huntington VA Macro 100 and its shareholders.

Purchases and Redemptions

Each Fund has the same purchase and redemption procedures. You may purchase shares only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund shares are not offered directly to the public. You may redeem shares only through participating insurance companies.

For more information, see the section “Shareowner Guide” in the respective Fund prospectus.

Exchanges

Each Fund has the same exchange policy. Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Dividends and Distributions

Each Fund has the same dividend distribution policy. Each Fund declares and pays dividends on investment income, if any, annually. Each Fund distributes its capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund unless an election is made on behalf of a participating insurance company to receive some or all of a dividend or distribution in cash. See the respective Funds’ prospectuses for further information concerning dividends and distributions.

Fiscal Year

Huntington VA Macro 100 and Huntington VA Dividend Capture currently operate on a fiscal year ending December 31. Following the Reorganization, Huntington VA Dividend Capture will assume the financial history of Huntington VA Macro 100 and continue to operate on a fiscal year ending December 31 of each year.

Expenses of the Reorganization

The expenses associated with the transactions contemplated by the Reorganization Plan shall be borne by the Funds.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code. No gain or loss will be recognized as a consequence of the Reorganization by Huntington VA Macro 100 (except to the extent that such assets consist of contracts described in Section 1256 of the Code), nor will a gain or loss be recognized by the Record Holders of Huntington VA Macro 100 as a result of Huntington VA Dividend Capture’s distribution of its corresponding Fund shares to such shareholders in exchange for such shareholder’s Macro 100 Fund shares. In addition, a shareholder’s tax basis for shares held in Huntington VA Macro 100 will carry over to the shares of Huntington VA Dividend Capture acquired in the Reorganization, and the holding period for shares held as a capital asset also will carry over to Huntington VA Dividend Capture shares received in the Reorganization. As a condition to the closing of the proposed Reorganization, each of the Trust and the Acquiring Fund shall have received a legal opinion from Sullivan & Worcester LLP to the effect that, while the matter is not entirely free from doubt, the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain assumptions and conditions and on the representations set forth in the Reorganization Plan (and, if such counsel requests, in separate letters from the Trust and the Acquiring Fund) being true and complete at the time of the Closing Date and the Reorganization’s being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved).

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Huntington VA Macro 100 would recognize gain or loss on the transfer of its assets to Huntington VA Dividend Capture and each shareholder of Huntington VA Macro 100 would recognize a taxable gain or loss equal to the difference between its tax basis in the shares of Huntington VA Macro 100 and the fair market value of the shares of Huntington VA Dividend Capture it receives.

Immediately prior to the Closing Date, Huntington VA Macro 100 shall have declared and paid a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

You should consult your tax adviser regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, you should also consult your tax adviser as to state and local tax consequences, if any, of the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of June 30, 2012, and the capitalization of Huntington VA Dividend Capture on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.88 shares of Huntington VA Dividend Capture for each share of Huntington VA Macro 100.

Capitalization of Huntington VA Macro 100, Huntington VA Dividend Capture and

Huntington VA Dividend Capture (Pro Forma)

	Huntington VA Macro 100	Huntington VA Dividend Capture	Adjustments	Huntington VA Dividend Capture Pro Forma (After Reorganization)
Net Assets	$7,265,703	$32,785,921	$(11,500)[1]	$40,040,124
Total Net Assets	$7,265,703	$32,785,921	$(11,500)	$40,040,124
Net Asset Value Per Share	$9.38	$10.68		$10.68
Shares Outstanding	774,863	3,069,874	(95,662)	3,749,075
Total Shares Outstanding	774,863	3,069,874	(95,662)	3,749,075

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Tax Information

No discussion is included here as to the federal income tax consequences at the shareholder level because the separate accounts are the only Record Holders of the Funds’ shares. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Insurance Companies and Their Affiliates

Neither Fund is sold directly to the general public but instead each Fund is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Fund and the Advisor. As a result of these affiliations, the insurance companies may benefit more from offering a Fund as an investment option in the Contracts than offering other unaffiliated portfolios. The Funds and their related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Funds over unaffiliated funds and these payments may be factors that the insurance companies consider in including the Funds as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Distribution of Shares

Certain of the Funds of the Trust sell shares to the separate accounts of insurance companies as a funding vehicle for the Contracts offered by the insurance companies. Expenses of Huntington VA Dividend Capture are passed through to the insurance company’s separate accounts and are ultimately borne by Contract owners. In addition, other fees and expenses are assessed by the insurance company at the separate account level. (The insurance company Contract Prospectus describes all fees and charges relating to a Contract.) Huntington VA Dividend Capture may also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Unified Financial Securities, Inc. (“UFS”) serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank. The address of UFS is 2960 North Meridian Street, Suite 300, Indianapolis, Indiana, 46208. UFS distributes the Contracts, and Huntington VA Dividend Capture’s shares underlying such Contracts, directly and through broker-dealers, banks or other financial intermediaries.

In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which Huntington VA Dividend Capture serves as an investment vehicle. More detailed descriptions of the classes of shares and the distribution arrangements applicable to each class of shares are contained in the Prospectus and Statement of Additional Information relating to Huntington VA Dividend Capture.

[1]	Reflects estimated merger expenses of $11,500.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Huntington VA Macro 100 and Huntington VA Dividend Capture are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Trust was reorganized as a Delaware statutory trust in June 2006, and is governed by its Declaration of Trust and By-Laws, as amended, its Board of Trustees, and applicable Delaware and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Huntington VA Macro 100 and Huntington VA Dividend Capture and 3 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of Huntington VA Macro 100 and Huntington VA Dividend Capture, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust of the Trust provides that no Trustee or officer shall be liable to the Trust or to any shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration of Trust provides that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Funds unless, in the case of any liability to the Funds or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, its Bylaws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Delaware and federal law directly for more complete information.

Shareholder Information

As of                     , 2012 the total number of shares of Huntington VA Macro 100 outstanding was as follows:

Number of Shares

Total

As of             , the officers and Trustees of the Trust, as a group, owned beneficially or of record             of the outstanding shares of Huntington VA Macro 100.

As of             , the officers and Trustees of the Trust, as a group, owned beneficially or of record             of the outstanding shares of Huntington VA Dividend Capture.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Huntington VA Macro 100 and Huntington VA Dividend Capture as of             , were as follows:

Huntington VA Macro 100

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Huntington VA Dividend Capture

Name and Address	No. of Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Financial Statements and Experts

The Annual Report of the Trust relating to Huntington VA Macro 100, for the year ended as of December 31, 2011, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Annual Report of the Trust relating to Huntington VA Dividend Capture, for the year ended as of December 31, 2011, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

Legal Matters

Certain legal matters concerning the issuance of shares of Huntington VA Dividend Capture will be passed upon by Sullivan & Worcester LLP, counsel to the Trust.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

November 20, 2012

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 8th day of November, 2012, by and between The Huntington Funds, a Delaware statutory trust, with its principal place of business at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208 (the “Trust”), with respect to its Huntington VA Dividend Capture Fund (the “Acquiring Fund”), and the Trust, with respect to its Huntington VA Macro 100 Fund (the “Selling Fund”).

The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders;

WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE

ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND

LIABILITIES AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund’s assets (i) to deliver to the Selling Fund

1

the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund’s assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would violate the Selling Fund’s fiduciary duty to its shareholders.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Selling Fund Shareholders”), the Acquiring Fund Shares

2

received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Selling Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

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2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund’s assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with in paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Huntington Asset Services, Inc., the Acquiring Fund’s and the Selling Fund’s transfer agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Selling Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about February 15, 2013 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)	The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c)	The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)	The Selling Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e)	The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order,

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decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)	The audited financial statements of the Selling Fund at December 31, 2011 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

(h)	Since December 31, 2011, there has not been any material adverse change in the Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)	At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)	All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

(l)

At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets,

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the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)	The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)	The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a Prospectus/Information Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Prospectus/Information Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)	The Acquiring Fund is a separate investment series of the Trust.

(b)	The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	The prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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(d)	The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)	Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)	The audited financial statements of the Acquiring Fund at December 31, 2011 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)	Since December 31, 2011, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)	At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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(i)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(j)	All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring

Fund Shares.

(k)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)	The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)	The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)	The Prospectus/Information Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

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6.2 With respect to the Selling Fund, the Trust shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

(a)	The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Acquiring Fund is a separate series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e)	The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

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(g)	Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(h)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Prospectus/Information Statement or the Closing Date required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(i)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Prospectus/Information Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

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7.3 With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Trust and the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(e)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

(f)	Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

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(g)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Prospectus/Information Statement or the Closing Date, required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(h)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Information Statement.

(i)	Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent,

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order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.4 The Trust shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes, and while the matter is not entirely free from doubt:

(a)	The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

(c)	No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

(d)	No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

(e)	The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

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(f)	The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Trust. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Prospectus/Information Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

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ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust

17

entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON VA MACRO 100 FUND

By:	/s/ R. Jeffrey Young
Name: R. Jeffrey Young
Title: Chief Executive Officer

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON VA DIVIDEND CAPTURE FUND

By:	/s/ R. Jeffrey Young
Name: R. Jeffrey Young
Title: Chief Executive Officer

18

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

HUNTINGTON VA MACRO 100 FUND

a series of

The Huntington Funds

2960 N. Meridian Street

Indianapolis, IN 46208

(800) 253-0412

BY AND IN EXCHANGE FOR SHARES OF

HUNTINGTON VA DIVIDEND CAPTURE FUND

another series of

The Huntington Funds

This Statement of Additional Information, dated December 20, 2012, relating specifically to the proposed transfer of the assets and liabilities of Huntington VA Macro 100 Fund (“Huntington VA Macro 100”), a series of the Huntington Funds (the “Trust”) to Huntington VA Dividend Capture Fund (“Huntington VA Dividend Capture”), another series of the Trust, in exchange for Class A shares and Trust shares of beneficial interest, no par value, of Huntington VA Dividend Capture (to be issued to holders of shares of Huntington VA Macro 100), consists of the information set forth below pertaining to Huntington VA Macro 100 and Huntington VA Dividend Capture and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to Huntington VA Macro 100 and Huntington VA Dividend Capture, dated April 30, 2012; and

(2)	Annual Report of the Trust relating to Huntington VA Macro 100 and Huntington VA Dividend Capture for the year ended December 31, 2011.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Huntington VA Macro 100 and Huntington VA Dividend Capture dated December 20, 2012. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Operations

Pro Forma Combined Statements of Operations

Year Ended June 30, 2012 (Unaudited)

	Huntington VA Macro 100 Fund	Huntington VA Dividend Capture Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend Income	137,796	1,495,154	—		1,632,950
Dividend Income from affiliated securities	38	51	—		89
Income from securities lending, net	293	10,889	—		11,182
Foreign dividend taxes withheld	(126)	(23,895)	—		(24,021)

Total investment income	138,001	1,482,199	—		1,620,200

Expenses:
Investment advisor fees	39,628	196,354	—		235,982
Administration fees	12,033	59,626	—		71,659
Custodian fees	1,834	9,112	—		10,946
Transfer and dividend disbursing agent fees and expenses	7,777	10,405	(6,000	)(a)	12,182
Trustees’ fees	482	2,415	—		2,897
Professional fees	1,371	7,057	(100	)(a)	8,328
Financial administration fees	5,486	6,849	(5,486	)(a)	6,849
Printing and postage	2,481	10,825	(450	)(a)	12,856
Insurance premiums	2,431	3,123	—		5,554
Compliance service fees	341	1,726	—		2,067
Interest expense	61	310	—		371
Other	2,618	2,097	—		4,715

Net expenses	76,543	309,899	(12,036)		374,406

Net investment income	61,458	1,172,300	12,036		1,245,794

Net Realized/Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions	394,609	1,726,915	—		2,121,524
Net change in unrealized appreciation/depreciation of investments	(448,081)	(1,166,443)	—		(1,614,524)

Net realized and unrealized gain (loss) on investments	(53,472)	560,472	—		507,000

Change in net assets resulting from operations	7,986	1,732,772	12,036		1,752,794

(a)	Decrease in expenses due to the elimination of duplicative expenses achieved by merging the funds.

(See notes which are an integral part of the Pro Forma Financial Statements)

Assets&Liab

Pro Forma Combined Statements of Assets and Liabilities

As of June 30, 2012 (Unaudited)

	Huntington VA Macro 100 Fund	Huntington VA Dividend Capture Fund	Pro Forma Adjustments		Pro Forma Combined
Assets:
Investments, at cost	6,929,508	32,805,561	—		39,735,069

Investments, at value	6,859,505	33,817,443	—		40,676,948
Investments in affiliated securities, at value	561,697	406,833	—		968,530

Total investments	7,421,202	34,224,276	—		41,645,478

Income Receivable	7,142	95,956	—		103,098
Receivable for shares sold	14,002	1,154	—		15,156
Prepaid expenses and other assets	977	2,629	—		3,606

Total assets	7,443,323	34,324,015	—		41,767,338

Liabilities:
Payable for return of collateral on loaned securities	149,781	1,498,313	—		1,648,094
Payable for investments purchased	17,452	—	—		17,452
Payable for shares redeemed	2,462	5,833	—		8,295
Accrued expenses and other payables:
Investment advisor fees	3,450	15,768	—		19,218
Administration fees	1,048	4,788	—		5,836
Custodian fees	243	1,280	—		1,523
Professional fees	598	3,041	8,000	(a)	11,639
Financial administration fees	1,174	1,471	—		2,645
Printing and postage	686	6,344	3,500	(a)	10,530
Transfer agent fees	672	960	—		1,632
Compliance service fees	54	296	—		350

Total liabilities	177,620	1,538,094	11,500		1,727,214

Net Assets	7,265,703	32,785,921	(11,500)		40,040,124

Net Assets consist of:
Paid in capital	8,953,954	39,388,666	—		48,342,620
Net unrealized appreciation of investments	491,694	1,418,715	—		1,910,409
Accumulated net realized loss on investments	(2,264,637)	(9,851,076)	—		(12,115,713)
Accumulated net investment income	84,692	1,829,616	(11,500	)(a)	1,902,808

Net Assets	7,265,703	32,785,921	(11,500)		40,040,124

Shares outstanding	774,863	3,069,874	(95,662)		3,749,075
Net asset value, offering and redemption price per share	9.38	10.68			10.68

(a)	Reflects estimated merger expenses.

(See notes which are an integral part of the Pro Forma Financial Statements)

Pro Forma Combined Portfolios of Investments

As of June 30, 2012 (Unaudited)

	Huntington VA Macro 100 Fund		Huntington VA Dividend Capture Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 80.1%
Consumer Discretionary — 6.8%
Buckle, Inc./The (a)	—	$—	3,750	$148,388	3,750	$148,388
D.R. Horton, Inc.	4,340	79,769	16,000	294,080	20,340	373,849
Gap, Inc./The	—	—	8,750	239,400	8,750	239,400
Genuine Parts Co.	—	—	7,750	466,937	7,750	466,937
Hillenbrand, Inc.	—	—	31,500	578,970	31,500	578,970
International Game Technology	3,700	58,275	—	—	3,700	58,275
Leggett & Platt, Inc. (a)	2,330	49,233	—	—	2,330	49,233
Marriott International, Inc., Class A	2,000	78,400	—	—	2,000	78,400
News Corp., Class A	4,230	94,287	—	—	4,230	94,287
Target Corp.	1,420	82,630	—	—	1,420	82,630
TJX Cos., Inc./The	950	40,784	—	—	950	40,784
Tupperware Brands Corp.	—	—	6,500	355,940	6,500	355,940
VF Corp.	210	28,025	—	—	210	28,025
Viacom, Inc., Class B	1,325	62,301	—	—	1,325	62,301
Walt Disney Co./The	1,220	59,170	—	—	1,220	59,170

		632,874		2,083,715		2,716,589

Consumer Staples — 6.2%
Clorox Co./The	950	68,837	—	—	950	68,837
Colgate-Palmolive Co.	500	52,050	4,000	416,400	4,500	468,450
ConAgra Foods, Inc.	1,590	41,229	14,500	375,985	16,090	417,214
Kraft Foods, Inc., Class A	2,120	81,874	—	—	2,120	81,874
Kroger Co./The	3,820	88,586	25,000	579,750	28,820	668,336
PepsiCo, Inc.	1,160	81,966	—	—	1,160	81,966
Philip Morris International, Inc.	—	—	4,750	414,485	4,750	414,485
Procter & Gamble Co.	1,465	89,731	—	—	1,465	89,731
Walgreen Co.	2,440	72,175	—	—	2,440	72,175
Wal-Mart Stores, Inc.	1,690	117,827	—	—	1,690	117,827

		694,275		1,786,620		2,480,895

Energy — 12.3%
Anadarko Petroleum Corp.	630	41,706	—	—	630	41,706
Apache Corp.	430	37,793	—	—	430	37,793
Chevron Corp.	1,060	111,830	5,500	580,250	6,560	692,080
ConocoPhillips	1,300	72,644	4,500	251,460	5,800	324,104
Crosstex Energy LP	—	—	8,000	131,200	8,000	131,200
Denbury Resources, Inc. *	4,100	61,951	—	—	4,100	61,951
Diamond Offshore Drilling, Inc.	1,220	72,139	—	—	1,220	72,139
Enbridge Energy Partners LP (a)	—	—	4,000	123,080	4,000	123,080
Exxon Mobil Corp.	2,013	172,252	3,500	299,495	5,513	471,747
Linn Energy LLC	—	—	8,000	304,800	8,000	304,800
Magellan Midstream Partners LP	—	—	3,000	211,920	3,000	211,920
Marathon Oil Corp.	1,940	49,606	—	—	1,940	49,606
Marathon Petroleum Corp.	1,600	71,872	—	—	1,600	71,872
Murphy Oil Corp.	1,200	60,348	—	—	1,200	60,348
Peabody Energy Corp.	3,050	74,786	—	—	3,050	74,786
Phillips 66	—	—	2,250	74,790	2,250	74,790
Plains All American Pipeline LP	—	—	2,000	161,620	2,000	161,620
Royal Dutch Shell PLC ADR	—	—	7,500	505,725	7,500	505,725
Sunoco Logistics Partners LP	—	—	6,500	235,755	6,500	235,755
Tesoro Corp. *	1,350	33,696	—	—	1,350	33,696
Total SA ADR	—	—	13,500	606,825	13,500	606,825
Valero Energy Corp.	—	—	17,250	416,587	17,250	416,587
Williams Partners LP (a)	—	—	3,000	156,720	3,000	156,720

		860,623		4,060,227		4,920,850

Financials — 16.9%
Allstate Corp./The	2,530	88,778	—	—	2,530	88,778
American Express Co.	1,430	83,240	—	—	1,430	83,240
American Financial Group, Inc.	—	—	10,750	421,722	10,750	421,722
Bank of Hawaii Corp.	—	—	10,750	493,962	10,750	493,962
Bank of Montreal	—	—	10,000	552,600	10,000	552,600

(See notes which are an integral part of the Pro Forma Financial Statements)

BB&T Corp.	2,650	81,752	—	—	2,650	81,752
Berkshire Hathaway, Inc., Class B *	1,080	89,996	—	—	1,080	89,996
Cullen/Frost Bankers, Inc.	—	—	9,500	546,155	9,500	546,155
Discover Financial Services	1,870	64,665	—	—	1,870	64,665
Federated Investors, Inc., Class B (a)	2,400	52,440	16,000	349,600	18,400	402,040
Hudson City Bancorp, Inc.	8,780	55,929	—	—	8,780	55,929
JPMorgan Chase & Co.	—	—	8,000	285,840	8,000	285,840
MetLife, Inc.	—	—	8,250	254,513	8,250	254,513
NYSE Euronext	—	—	21,500	549,970	21,500	549,970
PNC Financial Services Group, Inc.	1,550	94,720	—	—	1,550	94,720
Royal Bank of Canada (a)	—	—	11,500	589,030	11,500	589,030
State Street Corp.	1,470	65,621	—	—	1,470	65,621
Torchmark Corp.	1,050	53,078	—	—	1,050	53,078
Toronto-Dominion Bank	—	—	4,250	332,477	4,250	332,477
U.S. Bancorp	2,010	64,642	16,000	514,560	18,010	579,202
Unum Group	2,120	40,556	—	—	2,120	40,556
Waddell & Reed Financial, Inc., Class A	—	—	16,750	507,190	16,750	507,190
Wells Fargo & Co.	2,530	84,603	14,000	468,160	16,530	552,763

		920,020		5,865,779		6,785,799

(See notes which are an integral part of the Pro Forma Financial Statements)

Health Care — 6.2%
Abbott Laboratories	—	—	5,500	354,585	5,500	354,585
Amgen, Inc.	530	38,711	—	—	530	38,711
AstraZeneca PLC ADR	—	—	6,750	302,063	6,750	302,063
Baxter International, Inc.	1,280	68,032	8,000	425,200	9,280	493,232
Becton, Dickinson & Co.	860	64,285	—	—	860	64,285
Cardinal Health, Inc.	—	—	6,500	273,000	6,500	273,000
Eli Lilly & Co.	1,740	74,663	—	—	1,740	74,663
Forest Laboratories, Inc. *	2,640	92,374	—	—	2,640	92,374
Johnson & Johnson	1,060	71,614	—	—	1,060	71,614
McKesson Corp.	790	74,062	—	—	790	74,062
Medtronic, Inc.	2,430	94,114	—	—	2,430	94,114
Merck & Co., Inc.	—	—	8,000	334,000	8,000	334,000
Patterson Cos., Inc.	2,180	75,145	—	—	2,180	75,145
Pfizer, Inc.	3,970	91,310	—	—	3,970	91,310
Tenet Healthcare Corp. *	10,580	55,439	—	—	10,580	55,439

		799,749		1,688,848		2,488,597

Industrials — 7.3%
3M Co.	780	69,888	6,750	604,800	7,530	674,688
Brady Corp., Class A	—	—	12,500	343,875	12,500	343,875
Caterpillar, Inc.	310	26,322	—	—	310	26,322
CSX Corp.	—	—	12,000	268,320	12,000	268,320
Deere & Co.	850	68,739	—	—	850	68,739
Emerson Electric Co.	1,060	49,375	—	—	1,060	49,375
General Electric Co.	—	—	1,000	20,840	1,000	20,840
Honeywell International, Inc.	1,160	64,774	—	—	1,160	64,774
Iron Mountain, Inc.	2,040	67,238	—	—	2,040	67,238
L-3 Communications Holdings, Inc.	960	71,050	—	—	960	71,050
Northrop Grumman Corp.	825	52,627	—	—	825	52,627
Pall Corp.	540	29,597	—	—	540	29,597
Parker Hannifin Corp.	390	29,983	—	—	390	29,983
Quanta Services, Inc. *	2,120	51,028	—	—	2,120	51,028
Rockwell Collins, Inc.	—	—	11,000	542,850	11,000	542,850
Stericycle, Inc. *	580	53,169	—	—	580	53,169
Union Pacific Corp.	500	59,655	—	—	500	59,655
United Parcel Service, Inc., Class B	710	55,920	—	—	710	55,920
Waste Management, Inc.	—	—	11,500	384,100	11,500	384,100

		749,365		2,164,785		2,914,150

Information Technology — 8.7%
Advanced Micro Devices, Inc. *	6,500	37,245	—	—	6,500	37,245
Analog Devices, Inc.	2,120	79,860	—	—	2,120	79,860
Apple, Inc.	420	245,280	—	—	420	245,280
Applied Materials, Inc.	5,290	60,623	—	—	5,290	60,623
Autodesk, Inc. *	1,950	68,230	—	—	1,950	68,230
Cisco Systems, Inc.	4,060	69,710	13,000	223,210	17,060	292,920
Cognizant Technology Solutions Corp., Class A *	630	37,800	—	—	630	37,800
Computer Sciences Corp.	1,690	41,946	—	—	1,690	41,946
Corning, Inc.	3,390	43,833	—	—	3,390	43,833
Dell, Inc. *	4,800	60,096	—	—	4,800	60,096
Google, Inc., Class A *	110	63,808	—	—	110	63,808
Harris Corp.	—	—	7,750	324,337	7,750	324,337
Intel Corp.	3,700	98,605	20,000	533,000	23,700	631,605
International Business Machines Corp.	585	114,414	—	—	585	114,414
Jabil Circuit, Inc.	1,400	28,462	—	—	1,400	28,462
Lexmark International, Inc., Class A	2,330	61,931	—	—	2,330	61,931
Microsoft Corp.	3,910	119,607	13,000	397,670	16,910	517,277
Paychex, Inc.	—	—	5,250	164,903	5,250	164,903
SAIC, Inc.	5,610	67,993	—	—	5,610	67,993
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	—	—	18,624	259,991	18,624	259,991
Total System Services, Inc.	—	—	11,000	263,230	11,000	263,230

		1,299,443		2,166,341		3,465,784

Materials — 2.4%
Bemis Co., Inc.	1,590	49,831	—	—	1,590	49,831
Dow Chemical Co./The	2,620	82,530	—	—	2,620	82,530
Freeport-McMoRan Copper & Gold, Inc.	3,220	109,705	8,250	281,078	11,470	390,783
Nucor Corp.	1,060	40,174	—	—	1,060	40,174
Sonoco Products Co.	—	—	13,000	391,950	13,000	391,950

		282,240		673,028		955,268

(See notes which are an integral part of the Pro Forma Financial Statements)

Real Estate Investment Trusts — 6.6%
Boston Properties, Inc.	—	—	1,000	108,370	1,000	108,370
EastGroup Properties, Inc.	—	—	2,500	133,250	2,500	133,250
Entertainment Properties Trust	—	—	3,000	123,330	3,000	123,330
HCP, Inc.	—	—	3,000	132,450	3,000	132,450
Highwoods Properties, Inc.	—	—	5,000	168,250	5,000	168,250
Home Properties, Inc.	—	—	3,500	214,760	3,500	214,760
Kimco Realty Corp.	—	—	19,000	361,570	19,000	361,570
Liberty Property Trust	—	—	7,500	276,300	7,500	276,300
Mid-America Apartment Communities, Inc.	—	—	3,250	221,780	3,250	221,780
National Health Investors, Inc.	—	—	2,500	127,300	2,500	127,300
Omega Healthcare Investors, Inc.	—	—	8,500	191,250	8,500	191,250
ProLogis, Inc.	—	—	5,000	166,150	5,000	166,150
Simon Property Group, Inc.	—	—	874	136,047	874	136,047
Ventas, Inc.	—	—	4,500	284,040	4,500	284,040

		—		2,644,847		2,644,847

Telecommunication Services — 3.0%
AT&T, Inc.	2,120	75,599	7,250	258,535	9,370	334,134
CenturyLink, Inc.	450	17,771	—	—	450	17,771
MetroPCS Communications, Inc. *	3,700	22,385	—	—	3,700	22,385
Verizon Communications, Inc.	1,640	72,882	5,500	244,420	7,140	317,302
Vodafone Group PLC ADR	—	—	18,750	528,375	18,750	528,375

		188,637		1,031,330		1,219,967

Utilities — 3.7%
Consolidated Edison, Inc.	810	50,374	—	—	810	50,374
Duke Energy Corp.	—	—	9,750	224,835	9,750	224,835
Entergy Corp.	990	67,211	—	—	990	67,211
Exelon Corp.	1,020	38,372	10,250	385,605	11,270	423,977
Hawaiian Electric Industries, Inc.	—	—	17,000	484,840	17,000	484,840
Pepco Holdings, Inc. (a)	2,120	41,488	—	—	2,120	41,488
PPL Corp.	—	—	4,000	111,240	4,000	111,240
Public Service Enterprise Group, Inc.	1,150	37,375	—	—	1,150	37,375
TECO Energy, Inc.	2,640	47,678	—	—	2,640	47,678

		282,498		1,206,520		1,489,018

Total Common Stocks		6,709,724		25,372,040		32,081,764

Preferred Stocks — 15.6%
Financials — 10.6%
Allianz SE, 8.375%	—	—	15,000	391,500	15,000	391,500
American Financial Group, Inc., 7.000%	—	—	5,000	135,000	5,000	135,000
Ameriprise Financial, Inc., 7.750%	—	—	2,500	70,675	2,500	70,675
Axis Capital Holdings Ltd., Series C, 6.875%	—	—	4,000	107,160	4,000	107,160
BB&T Capital Trust V, 8.950%	—	—	20,000	503,800	20,000	503,800
Charles Schwab Corp./The, Series B, 6.000%	—	—	1,000	26,060	1,000	26,060
Credit Suisse Guernsey, 7.900%	—	—	14,000	364,420	14,000	364,420
JPMorgan Chase Capital XXIX, 6.700%	—	—	4,000	102,520	4,000	102,520
KKR Financial Holdings LLC, 8.375%	—	—	7,000	189,070	7,000	189,070
M&T Capital Trust IV, 8.500%	—	—	16,000	412,000	16,000	412,000
Morgan Stanley Capital Trust, 6.600%	—	—	8,000	192,400	8,000	192,400
PartnerRe Ltd., Series E, 7.250%	—	—	4,000	107,200	4,000	107,200
PNC Capital Trust E, 7.750%	—	—	21,000	530,670	21,000	530,670
Prudential Financial, Inc., 9.000%	—	—	16,000	434,560	16,000	434,560
Raymond James Financial, Inc., 6.900%	—	—	4,000	108,560	4,000	108,560
RenaissanceRe Holdings Ltd., Series C, 6.080%	—	—	1,000	25,400	1,000	25,400
Wells Fargo Capital Trust XII, 7.875%	—	—	21,000	543,690	21,000	543,690

		—		4,244,685		4,244,685

Real Estate Investment Trusts — 2.1%
Kimco Realty Corp., Series G, 7.750%	—	—	10,500	269,325	10,500	269,325
Realty Income Corp., Series F, 6.625%	—	—	4,000	108,000	4,000	108,000
Vornado Realty LP, 7.875%	—	—	16,000	448,000	16,000	448,000

		—		825,325		825,325

Telecommunication Services — 0.6%
Qwest Corp., 7.500%	—	—	9,000	238,050	9,000	238,050

		—		238,050		238,050

Utilities — 2.3%
Dominion Resources, Inc., Class A, 8.375%	—	—	12,000	344,400	12,000	344,400
NextEra Energy Capital Holdings, Inc., Series F, 8.750%	—	—	17,000	488,070	17,000	488,070

(See notes which are an integral part of the Pro Forma Financial Statements)

Xcel Energy, Inc., 7.600%	—	—	4,000	107,000	4,000	107,000

		—		939,470		939,470

Total Preferred Stocks		—		6,247,530		6,247,530

Exchange-Traded Funds — 1.8%
iShares Russell 2000 Index Fund	—	—	2,000	124,560	2,000	124,560
Technology Select Sector SPDR Fund (a)	—	—	20,000	575,000	20,000	575,000

Total Exchange-Traded Funds		—		699,560		699,560

Cash Equivalents — 2.4%
Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	561,697	561,697	406,833	406,833	968,530	968,530

Total Cash Equivalents		561,697		406,833		968,530

Short-Term Securities Held as Collateral for Securities Lending — 4.1%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	149,781	149,781	1,498,313	1,498,313	1,648,094	1,648,094

Total Short-Term Securities Held as Collateral for Securities Lending		149,781		1,498,313		1,648,094

Total Investments — 104.0%		7,421,202		34,224,276		41,645,478

Total Investments at Cost		6,929,508		32,805,561		39,735,069

Liabilities in Excess of Other Assets — (4.0)%		(155,499)		(1,438,355)		(1,605,354	)(d)

Net Assets — 100.0%		$7,265,703		$32,785,921		$40,040,124

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,615,778.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2012.
(d)	Reflects estimated merger expenses of $11,500.
*	Non-income producing security.

ADR - American Depositary Receipt

(See notes which are an integral part of the Pro Forma Financial Statements)

Pro Forma Notes to the Financial Statements

At June 30, 2012 (Unaudited)

Note 1 – Description

The Huntington VA Dividend Capture Fund (“Acquiring Fund”), a series of the Huntington Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Huntington VA Macro 100 Fund (“Target Fund”), a series of the Trust, by the Acquiring Fund as if such acquisition had taken place as of June 30, 2012.

Note 2 – Basis of Combination

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the twelve months ended June 30, 2012. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio that are incorporated by reference in the Statement of Additional Information.

Note 3 – Investment Valuation

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012, based on the three levels defined above:

Fund Name	LEVEL 1	LEVEL 2	LEVEL 3	Total
Huntington VA Macro 100 Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$632,874	$—	$—	$632,874
Consumer Staples	694,275	—	—	694,275
Energy	860,623	—	—	860,623
Financials	920,020	—	—	920,020
Health Care	799,749	—	—	799,749
Industrials	749,365	—	—	749,365
Information Technology	1,299,443	—	—	1,299,443
Materials	282,240	—	—	282,240
Telecommunication Services	188,637	—	—	188,637
Utilities	282,498	—	—	282,498
Cash Equivalents	561,697	—	—	561,697
Short-Term Securities Held as Collateral for
Securities Lending	149,781	—	—	149,781

Total Investment Securities	7,421,202	—	—	7,421,202
Huntington VA Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,083,715	—	—	2,083,715
Consumer Staples	1,786,620	—	—	1,786,620
Energy	4,060,227	—	—	4,060,227
Financials	5,865,779	—	—	5,865,779
Health Care	1,688,848	—	—	1,688,848
Industrials	2,164,785	—	—	2,164,785
Information Technology	2,166,341	—	—	2,166,341
Materials	673,028	—	—	673,028
Real Estate Investment Trusts	2,644,847	—	—	2,644,847
Telecommunication Services	1,031,330	—	—	1,031,330
Utilities	1,206,520	—	—	1,206,520
Preferred Stocks
Financials	3,853,185	391,500	—	4,244,685
Real Estate Investment Trusts	825,325	—	—	825,325
Telecommunication Services	238,050	—	—	238,050
Utilities	939,470	—	—	939,470
Exchange-Traded Funds	699,560	—	—	699,560
Cash Equivalents	406,833	—	—	406,833
Short-Term Securities Held as Collateral for
Securities Lending	1,498,313	—	—	1,498,313

Total Investment Securities	33,832,776	391,500	—	34,224,276
Pro Forma Combined
Investment Securities:
Common Stocks
Consumer Discretionary	2,716,589	—	—	2,716,589
Consumer Staples	2,480,895	—	—	2,480,895
Energy	4,920,850	—	—	4,920,850
Financials	6,785,799	—	—	6,785,799
Health Care	2,488,597	—	—	2,488,597
Industrials	2,914,150	—	—	2,914,150
Information Technology	3,465,784	—	—	3,465,784
Materials	955,268	—	—	955,268
Real Estate Investment Trusts	2,644,847	—	—	2,644,847
Telecommunication Services	1,219,967	—	—	1,219,967
Utilities	1,489,018	—	—	1,489,018
Preferred Stocks
Financials	3,853,185	391,500	—	4,244,685
Real Estate Investment Trusts	825,325	—	—	825,325
Telecommunication Services	238,050	—	—	238,050
Utilities	939,470	—	—	939,470
Exchange-Traded Funds	699,560	—	—	699,560
Cash Equivalents	968,530	—	—	968,530
Short-Term Securities Held as Collateral for
Securities Lending	1,648,094	—	—	1,648,094

Total Investment Securities	41,253,978	391,500	—	41,645,478

For the period ended June 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of June 30, 2012.

Note 4 – Capital Shares

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Target Fund by Acquiring Fund as of June 30, 2012. The number of retired shares was calculated by dividing the net asset value of Target Fund by the respective net asset value per share of Acquiring Fund. As of June 30, 2012, the number of outstanding shares of Target Fund was 774,863. If the Reorganization was effective on June 30, 2012, shareholders of Target Fund would have received 679,201 of Acquiring Fund in the Reorganization.

Note 5 – Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Note 6 – Reorganization Costs

The Acquiring Fund is expected to incur approximately $11,500 of expenses in connection with the Plan of Reorganization and will bear 100% of these costs and expenses. These costs represent the estimated non-recurring expense of the Acquiring Fund carrying out its obligations under the Plan of Reorganization and consist of management’s estimate of professional fees, printing and postage costs related to the proposed reorganization.

Note 7 – Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

PART C. OTHER INFORMATION

Item 15 Indemnification

(1)

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16	Exhibits

(1)

1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

2	Conformed copy of Amendment No. 1 to Agreement and Declaration of trust of the Registrant, dated April 27, 2006;	(9)

(2)

1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(3)	Not applicable

(4)

1	Form of Agreement and Plan of Reorganization is filed herewith	(+	)

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference

(6)

1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

5	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)

8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated);	(9)

12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.;	(11)

13	Conformed copy of Letter Agreement dated October 29, 2008 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

14	Conformed copy of Letter Agreement dated January 29, 2009 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

15	Conformed copy of Exhibit A to the Investment Advisory Agreement by and between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of October 21, 2008;	(15)

16	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc.;	(15)

17	Conformed copy of Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(17)

18	Conformed copy of Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund;	(17)

19	Conformed copy of Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;	(17)

20	Conformed copy of Letter Agreement dated December 28, 2009 to Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select Markets Fund;	(19)

21	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of December 28, 2009;	(19)

22	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(22)

23	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

24	Investment Subadvisory Agreement dated July 21, 2011 between Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

25	Amendment to the Investment Advisory Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

26	Amendment to the Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

27	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

28	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

(7)

1	Conformed copy of Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

2	Conformed copy of Amendment to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

3	Conformed copy of Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributor’s Contract between Registrant and Edgewood Services, Inc.;	(11)

5	Conformed copy of Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

7	Conformed copy of Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

9	Conformed copy of Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

11	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009;	(15)

12	Conformed copy of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibits A and B;	(17)

13	Conformed copy of Amended and Restated Exhibit A to the Distribution Agreement, dated December 28, 2009;	(17)

14	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington World Income Fund;	(22)

15	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington Disciplined Equity Fund;	(23)

16	Amendment to the Distribution Agreement dated May 25, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Income Generation Fund;	(24)

17	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

(8)	Not applicable

(9)

1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)

14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

15	Conformed copies of Schedules A and B to the Custodian Agreement between the Registrant and Huntington National Bank, dated October 21, 2008;	(15)

16	Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company, dated September 19, 2007;	(15)

17	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.;	(15)

18	Conformed copy of Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

19	Conformed copy of Appendix B Amended & Restated as of July 29, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

20	Conformed copy of Appendix B Amended & Restated as of December 28, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(19)

21	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund;	(22)

22	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

(10)

1	Copy of the Distribution Plan of the Registrant, dated June 23, 2006	(9)

2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)

3	Copy of the Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

4	Copy of Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(15)

5	Copy of Exhibit A to Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(17)

6	Copy of Exhibit A to Distribution Plan of the Registrant, amended and restated as of December 28, 2009;	(19)

7	Amendment to the Distribution Plan of the Registrant, regarding the Huntington World Income Fund;	(22)

8	Amendment to the Distribution Plan of the Registrant, regarding the Huntington Disciplined Equity Fund;	(23)

(11)	Not applicable

(12)

1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences, are filed herewith	(+)

(13)

1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

2	Conformed copy of Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated April 23, 2008, between the Registrant and Unified Funds Services, Inc.;	(14)

3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 2007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(9)

17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(12)

18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)

23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)

27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)

28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008;	(12)

29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)

30	Conformed copy of Exhibit A dated September 10, 2008 to Registrant’s Shareholder Services Plan;	(14)

31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)

37	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

38	Conformed copy of Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008;	(14)

39	Conformed copy of Schedule A to the Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.), dated October 21, 2008;	(15)

40	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee William H. Zimmer III, dated October 21, 2008;	(15)

41	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Thomas Westerfield, dated October 21, 2008	(15)

42	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Mark Shary, dated October 21, 2008;	(15)

43	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Tadd Seitz, dated October 21, 2008;	(15)

44	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee B. Randolph Bateman, dated October 21, 2008;	(15)

45	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee David Schoedinger, dated October 21, 2008;	(15)

46	Conformed copy of Amended and Restated Administrative Services Agreement between the Registrant and The Huntington National Bank, dated December 1, 2008;	(15)

47	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009;	(15)

48	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.);	(15)

49	Conformed copy of Amended and Restated Exhibit #2 to Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated May 1, 2008;	(15)

50	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and the Registrant (Amended and Restated as of October 21, 2008);	(15)

51	Conformed copy of Amendment No. 2 to Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated November 1, 2008;	(15)

52	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A);	(15)

53	Conformed copy of Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan, dated September 17, 2008;	(15)

54	Conformed copy of Mutual Fund Services Agreement for Sub-Administration Services between Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B;	(17)

55	Conformed copy of Amended and Restated Exhibit A (dated April 1, 2009) to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(17)

56	Conformed copy of Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(17)

57	Conformed copy of Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D	(17)

58	Form of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A through C;	(17)

59	Conformed copy of Exhibit A, Amended & Restated as of July 29, 2009, to Mutual Fund Services Agreement, Transfer Agency Services dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(17)

60	Conformed copy of Indemnification Agreement between Registrant and Trustee Alistair Jessiman, dated January 29, 2010;	(19)

61	Conformed copy of Exhibit A to the Shareholder Services Plan of The Huntington Funds, amended and restated as of December 28, 2009;	(19)

62	Copy of Exhibit A to the Shareholder Services Agreement of the Registrant, amended and restated as of December 28, 2009;	(19)

63	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services, dated December 28, 2009;	(19)

64	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds, amended and restated as of December 28, 2009;	(19)

65	Conformed copy of Exhibit A to the Administrative Services Agreement, amended and restated as of December 28, 2009;	(19)

66	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington World Income Fund;	(22)

67	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington World Income Fund;	(22)

68	Amendment to the Shareholder Services Agreement, regarding the Huntington World Income Fund;	(22)

69	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

70	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

71	Amendment to the Shareholder Services Agreement, regarding the Huntington Disciplined Equity Fund;	(23)

72	Conformed copy of Exhibit A, Amended and Restated as of July 5, 2010, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(23)

73	Expense Limitation Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

(14)

1	Consent of Ernst & Young, LLP, is filed herewith.	(+)

(15)	Not applicable

(16)

1	Powers of Attorney of the Board of Trustees of the Huntington Funds, is filed herewith.	(+)

(17)	Not applicable

(+)	Exhibit is being filed electronically with registration statement.

ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)

1	PEA No. 20 filed April 26, 1996.

2	PEA No. 38 filed February 21, 2002.

3	PEA No. 26 filed April 30, 1998.

4	PEA No. 43 filed February 2, 2004.

5	PEA No. 44 filed February 23, 2004.

6	PEA No. 45 filed April 29, 2004.

7	PEA No. 47 filed April 29, 2005.

8	PEA No. 48 filed April 28, 2006.

9	PEA No. 50 filed August 24, 2006.

10	PEA No. 51 filed February 8, 2007.

11	PEA No. 52 filed April 30, 2007.

12	PEA No. 56 filed April 14, 2008.

13	PEA No. 57 filed April 29, 2008.

14	PEA No. 63 filed October 21, 2008.

15	PEA No. 64 filed April 29, 2009.

16	PEA No. 65 filed May 15, 2009.

17	PEA No. 66 filed October 14, 2009.

18	PEA No. 67 filed February 24, 2010.

19	PEA No. 68 filed April 30, 2010.

20	PEA No. 69 filed February 14, 2011.

21	PEA No. 71 filed April 15, 2011.

22	PEA No. 72 filed May 2, 2011.

23	PEA No. 76 filed July 28, 2011.

24	PEA No. 84 filed June 1, 2012.

25	PEA No. 85 filed July 6, 2012.

26	PEA No. 86 filed August 15, 2012.

Item 17 Undertakings:

Exhibit Index

Exhibit	Item

(4) 1	Form of Agreement and Plan of Reorganization

(12) 1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences

(14) 1	Consent of Ernst & Young, LLP

(16) 1	Powers of Attorney of the Board of Trustees of the Huntington Funds

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.             to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.             to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date(s) indicated:

NAME		TITLE	DATE

BY:	/s/ Jay S. Fitton	Attorney In Fact For the Persons	November 20, 2012
	Jay S. Fitton,	Listed Below

B. Randolph Bateman*	President and Trustee	November 20, 2012

/s/ R. Jeffrey Young	Chief Executive Officer (Principal Executive Officer)	November 20, 2012

/s/ Robert W. Silva	Treasurer (Principal Financial Officer)	November 20, 2012

David S. Schoedinger*	Trustee

Thomas J. Westerfield*	Trustee

Tadd C. Seitz*	Trustee

Mark D. Shary*	Trustee

William H. Zimmer*	Trustee

Eddie R. Munson*	Trustee

*	By Power of Attorney